SCHEDULE OF REVENUES BY GEOGRAPHICAL LOCATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
At a point in time	$ 21,539,347	$ 25,456,775	$ 55,339,277
Goods or services transferred at point in time [member]
IfrsStatementLineItems [Line Items]
At a point in time	21,539,347	25,456,775	55,339,277
CHINA
IfrsStatementLineItems [Line Items]
At a point in time	10,675,975	15,491,537	37,860,768
Europe [Member]
IfrsStatementLineItems [Line Items]
At a point in time	4,556,990	8,094,986	15,278,355
South America [Member]
IfrsStatementLineItems [Line Items]
At a point in time	1,668,422	1,364,773	1,531,560
North America [Member]
IfrsStatementLineItems [Line Items]
At a point in time	554,185	110,057	37,107
Asia [Member]
IfrsStatementLineItems [Line Items]
At a point in time	4,056,712	395,422	631,487
Africa [Member]
IfrsStatementLineItems [Line Items]
At a point in time	$ 27,063